Cash flow statement (Tables)	12 Months Ended
Mar. 31, 2018
Cash Flow Statement [Abstract]
Reconciliation of profit for the year before taxation to cash generated from operations
Reconciliation of profit for the year before taxation to cash generated from operations:

	March 31, 2018 R’000	March 31, 2017 R’000	March 31, 2016 R’000

Profit before taxation	214,883	148,253	289,411
Adjustments	279,727	197,023	33,779
– (Profit)/loss on disposal of property, plant and equipment and intangible assets (note 22)	(1,264)	262	208
– Depreciation (notes 6 and 23)	151,945	98,508	75,037
– Amortization (notes 7 and 23)	63,926	44,734	47,586
– Impairment of intangible assets (notes 7 and 23)	2,687	3,166	2,871
– Impairment/(reversal of impairment) of property, plant and equipment (notes 6 and 23)	9	(791)	1,905
– Finance income (note 24)	(8,951)	(14,592)	(8,126)
– Finance costs (note 25)	3,947	5,677	1,837
– Equity-settled share-based payments (notes 14 and 23)	9,000	2,247	7,838
– Cash-settled share-based payments (notes 20 and 23)	1,352	—	(2,018)
– Foreign exchange losses/(gains) (notes 24 and 25)	5,073	(1,476)	(144,038)
– Impairment of receivables (note 10)	24,143	17,713	14,735
– Write-down of inventory to net realizable value (notes 9 and 23)	9,294	9,967	5,317
– Increase in provisions	18,950	31,821	29,731
– Lease straight-line adjustment	(384)	(213)	(174)
– Finance lease fair value adjustment	—	—	1,070
Cash generated from operations before working capital changes	494,610	345,276	323,190

Changes in working capital	(81,585)	31,839	(29,382)
– (Increase)/decrease in inventories	(39,858)	28,073	(30,872)
– (Increase)/decrease in trade and other receivables	(49,601)	17,404	(46,297)
– Decrease in finance lease receivable	165	1,009	4,655
– Increase in trade and other payables	8,519	21,993	46,712
– Decrease in provisions	(26,709)	(32,854)	(24,669)
– Foreign currency translation differences on working capital	25,899	(3,786)	21,089

Cash generated from operations	413,025	377,115	293,808